Warrants and Share-based Payment - Warrant Activity - Additional Information (Detail) - 3 months ended Mar. 31, 2018	EUR (€) shares	kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares		kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	6,487,812
Aggregate number of other equity instruments cancelled | shares	19,580
Aggregate number of other equity instruments exercised	1,600,845
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	207,328
Number of other equity instruments authorized	1,531,592
Share nominal value | kr / shares		kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 54.10